Transactions and Balances with Related Parties (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of amounts incurred by entity for provision of key management personnel services provided by separate management entities [line items]
Share based payments	$ 2,645	$ 1,273	$ 719
Payments To Key Management [Member] | Directors [Member]
Disclosure of amounts incurred by entity for provision of key management personnel services provided by separate management entities [line items]
Short - term employee benefits	306	339	268
Share based payments	742	269	86
Total	1,048	608	354
Payments To Key Management [Member] | Chief Executive Officer [Member]
Disclosure of amounts incurred by entity for provision of key management personnel services provided by separate management entities [line items]
Short - term employee benefits	1,982	1,776	2,165
Post-employment benefits	19	22	16
Share based payments	1,667	719	574
Total	$ 3,668	$ 2,517	$ 2,755